Intangible Assets	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8 – Intangible Assets

Intangible assets at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021
Land use rights	$21,600,000	$21,600,000
Software license	1,144,798	1,144,798
Intellectual property	11,495,963	9,388,065
Customer relationships	786,608	787,304
Brand names	2,064,115	2,065,941
	37,091,484	34,986,108
Accumulated amortization	(4,898,626)	(2,956,609)
Total	$32,192,858	$32,029,499

Amortization expense for the nine months ended May 31, 2022 and 2021 was $1,940,845 and $1,061,085, respectively.

Expected amortization expense of intangible assets over the next 5 years and thereafter is as follows:

Twelve Months Ending May 31,
2023	$2,690,018
2024	2,690,018
2025	2,690,018
2026	2,662,926
2027	2,115,863
Thereafter	19,344,015
Total	$32,192,858

Note 8 – Intangible Assets

Intangible assets at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Land use rights	$21,600,000	$21,600,000
Software license	1,144,798	1,144,798
Intellectual property	9,388,065	5,248,000
Customer relationships	787,304	-
Brand names	2,065,941	-
Assembled workforce	421,003	-
	35,407,111	27,992,798
Accumulated amortization	(2,970,643)	(1,369,350)
Total	$32,436,468	$26,623,448

Amortization expense for the years ended August 31, 2021 and 2020 was $1,600,661 and $1,369,350, respectively.

Expected amortization expense of intangible assets over the next 5 years and thereafter is as follows:

Years Ending August 31,
2022	$2,473,490
2023	2,473,490
2024	2,473,490
2025	2,473,490
2026	2,379,029
Thereafter	20,163,479
Total	$32,436,468

On December 17, 2019, the Company entered into that certain Intellectual Property Asset Purchase Agreement (the “APA”) by and between the Company and 2731861 Ontario Corp. (the “Seller”), pursuant to which the Company agreed to purchase, and Seller agreed to sell (the “Acquisition”), proprietary designs for an innovative cannabis dosing device, in addition to designs, plans, procedures, and all other material pertaining to the application, construction, operation, and marketing of a cannabis business under the regulations of Health Canada (the “Intellectual Property”). Pursuant to the terms of the APA, the purchase price of the Intellectual Property is 800,000 shares of restricted common stock of the Company valued at $5,248,000.

On February 26, 2019, the Company and NHL entered into a Software License Agreement (the “Cloud DX License”) with Cloud DX Inc. (“Cloud DX”), pursuant to which Cloud DX agreed to sell, and NHL agreed to purchase, a fully paid up, perpetual license, with 5-year conditional exclusivity, for the Cloud DX Bundled Pulsewave PAD-1A USB Blood Pressure Device, up-to-date product releases and Licensed Software Products (the “Licensed Software”). Pursuant to the terms of the Cloud DX License, Cloud DX also agreed to sell, and NHL agreed to purchase, 4,000 fully functional Pulsewave PAD 1A USB blood pressure monitor devices bundled with the perpetual license discussed above (the “Bundled Devices”).

The Cloud DX License granted to NHL and its majority-owned subsidiaries, holding companies, divisions and affiliates, other than physiotherapy clinics owned and operated by Closing The Gap Healthcare Inc., the right to use and sub-license the Licensed Software and re-sell the Bundled Devices pursuant to the terms of the Cloud DX License in the physical therapy clinic marketplace in North America in exchange for the purchase price as set forth below:

●	Upon the closing, the Company issued 45,835 restricted shares of its common stock having a value (as calculated as set forth in the Cloud DX License) of CAD$1,000,000 (approximately $758,567 as of February 26, 2019), and

●	Cloud DX agreed to invoice CAD$250,000 (approximately $189,642 as of February 26, 2019) to NHL based on the following deliverables, and paid on the following schedule:

Cloud DX deliverable	Novo payment (terms: Net 15)
Heart Friendly Program launches in Clinic #1	CAD$50,000 (approximately $37,929 as of February 26, 2019)
Novo-branded Android app delivered as APK file	CAD$35,000 (approximately $26,550 as of February 26, 2019)
Novo-branded Clinical portal website delivered	CAD$35,000 (approximately $26,550 as of February 26, 2019)
Pulsewave PAD-1A devices – 1st delivery	CAD$20,000 (approximately $15,171 as of February 26, 2019)
Marketing services / materials delivered	CAD$25,000 (approximately $18,964 as of February 26, 2019)
Cloud DX hires dedicated Novo support FTE	CAD$85,000 (approximately $64,478 as of February 26, 2019)

On March 9, 2020, the Company and NHL entered into that certain First Amendment to Cloud DX Perpetual Software License Agreement (the “Cloud DX Amendment”) with Cloud DX, effective March 6, 2020, pursuant to which the parties thereto agreed that the CAD$250,000 (approximately $186,231 as of March 6, 2020) that was to be paid by NHL based on the above deliverables would be paid as a one-time payment of 46,558 restricted shares of Company common stock. In addition, pursuant to the terms of the Cloud DX Amendment, the parties agreed to settle a $200,000 fee owed by NHL to Cloud DX through payment of 50,000 restricted shares of Company common stock.

Except as set forth in the Cloud DX Amendment, the remaining terms and conditions of the Cloud DX License remain in full force and effect.

In connection with the acquisition of PRO-DIP (see Note 15) the Company acquired intellectual property valued at $455,752.

In connection with the acquisition of Acenzia (See Note 15) the Company acquired the following intangible assets: intellectual property valued at $2,875,000; customer relationships valued at $806,000; brand names valued at $2,115,000; and assembled workforce valued at $431,000.